UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: March 31, 2006


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
05/15/2006


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total: 67
                                       ----


Form 13F Information Table Value Total:   $ 60,469,173
                                       ------------------------





OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                 March 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                  Com                  002824100    382     8995       8995     0       0         8995        0         0
Aberdeen Asia Pac Incom Fd   Com                  003009107    483    81365      81365     0       0        81365        0         0
ADE Corp MA                  Com                  00089C107    550    17973      17973     0       0        17973        0         0
Alliance World Dollar Gov    Com                  01879R106    388    30800      30800     0       0        30800        0         0
Allied Capital Corp          Com                  01903Q108   1518    49600      49600     0       0        49600        0         0
AllState Corp                Com                  020002101    281     5400       5400     0       0         5400        0         0
American Shared Hospital     Com                  029595105     70    10400      10400     0       0        10400        0         0
Aust & NZ BnkGrp             Sponsored ADR        052528304    522     5500       5500     0       0         5500        0         0
Barrick Gold Cp              Com                  067901108   1089    39974      39974     0       0        39974        0         0
BHP Ltd                      Sponsored ADR        088606108    769    19291      19291     0       0        19291        0         0
BP Plc                       Sponsored ADR        055622104    338     4910       4910     0       0         4910        0         0
Bristol Myers Squibb         Com                  110122108   1189    48300      48300     0       0        48300        0         0
Brookfield Asset Mgt         CL A LTD VT SH       112585104   2040    37050      37050     0       0        37050        0         0
Burlington North Santa Fe    Com                  12189T104    353     4242       4242     0       0         4242        0         0
CIGNA Corp                   Com                  125509109    247     1890       1890     0       0         1890        0         0
Cisco Systems                Com                  17275R102   1480    68300      68300     0       0        68300        0         0
Coeur d'Alene Mines Corp     Com                  192108108    225    34237      34237     0       0        34237        0         0
Corporate High Yld FD V      Com                  219931102    441    34911      34911     0       0        34911        0         0
Du Pont de Numours           Com                  263524109    339     8041       8041     0       0         8041        0         0
Duke Realty Invest           Com                  624411505    535    14100      14100     0       0        14100        0         0
DWS Global High Inc          Com                  23338W104    272    31700      31700     0       0        31700        0         0
DWS High Income Tr                                23337C109    259    35100      35100     0       0        35100        0         0
Eaton Vance Senior           Sh Ben Int           27826S103    101    12522      12522     0       0        12522        0         0
Enerplus Resources Fund      Unit Tr G New        29274D604   3420    67800      67800     0       0        67800        0         0
Eaton Vance MA Mu Ic         Sh Ben Int           27886E104    167    10949      10949     0       0        10949        0         0
Exxon Mobil Corp             Com                  30231G102    809    13300      13300     0       0        13300        0         0
Federated Department Stores  Com                  31410H101   1146    15702      15702     0       0        15702        0         0
Ford Motor Co                Com                  345370100    179    22537      22537     0       0        22537        0         0
General Electric             Com                  369604103    642    18458      18458     0       0        18458        0         0
GlaxoSmithkline              Sponsored ADR        37733W105    330     6310       6310     0       0         6310        0         0
H&Q Life Sciences Fd         Sh Ben Int           404053100    188    10975      10975     0       0        10975        0         0
Hewlett Packard              Com                  428236102    378    11500      11500     0       0        11500        0         0
Input/Output                 Com                  457652105    380    39100      39100     0       0        39100        0         0
iShares MSCI Japan Index Fd  Com                  464286848   1148    79700      79700     0       0        79700        0         0
J.P. Morgan                  Com                  46625H100    375     9000       9000     0       0         9000        0         0
Keynote Securities           com                  493308100    609    53200      53200     0       0        53200        0         0
Latin Amer Equity Fund       Com                  51827Q106   1829    51200      51200     0       0        51200        0         0
Lexicon Genetics Inc Com     Com                  528872104    798   144000     144000     0       0       144000        0         0
Liberty Media Corp           Com                  530718105    600    73100      73100     0       0        73100        0         0
Ericsson LM TelCo.           ADR Cl B Sek10       294821608   2177    57720      57720     0       0        57720        0         0
LSI Logic Corporation        Com                  502161102   1651   142800     142800     0       0       142800        0         0
Lubrizol Corporation         Com                  549271104    274     6400       6400     0       0         6400        0         0
MA Health & Educ TE          Sh Ben Int           575672100    286    20000      20000     0       0        20000        0         0
Meditronic                   Com                  585055106    273     5379       5379     0       0         5379        0         0
Merck & Co Inc               Com                  589331107    230     6533       6533     0       0         6533        0         0
MS/DW Incm                   Com                  61745P874    711    46900      46900     0       0        46900        0         0
Network Engines, Inc.        Com                  64121A107   1101   355089     355089     0       0       355089        0         0
New Amer High Income Fd      Com                  641876107    146    68344      68344     0       0        68344        0         0
Newmont Mining               Com                  651639106   1845    35564      35564     0       0        35564        0         0
Nuveen Calif Mun Value Fd    Com                  67062C107    105    10802      10802     0       0        10802        0         0
Nuveen Mass Prem Inc         Com                  67061E108    266    17600      17600     0       0        17600        0         0
Occidental Petro Crp         Com                  674599105   3261    35200      35200     0       0        35200        0         0
Pfizer Inc                   Com                  717081103    552    22155      22155     0       0        22155        0         0
Pioneer High income Trust    Com                  72369A106    740    44070      44070     0       0        44070        0         0
Procter & Gamble Co          Com                  742718109    207     3600       3600     0       0         3600        0         0
Putnam Mgmt Muni Tr          Com                  746823103    204    27600      27600     0       0        27600        0         0
QUALCOMM, Inc.               Com                  747525103    202     4000       4000     0       0         4000        0         0
Senior High Income Portfolio Com                  81721E107    648   110500     110500     0       0       110500        0         0
Telcom NewZealand            Sponsored ADR        879278208    527    19308      19308     0       0        19308        0         0
Telefo de Mex'L              Sp ADR REP ORD       879403780    408    18164      18164     0       0        18164        0         0
Tellabs, Inc.                Com                  879664100    983    61800      61800     0       0        61800        0         0
Thermo Electron Corp         Com                  883556102   1651    44525      44525     0       0        44525        0         0
Toreador Resources Cp        Com                  891050106  13338   428750     428750     0       0       428750        0         0
TXU Corporation              Com                  873168108    474    10600      10600     0       0        10600        0         0
Ulticom, Inc.                Com                  903844108    145    13500      13500     0       0        13500        0         0
Verizon Comm                 Com                  92343V104    585    17164      17164     0       0        17164        0         0
Xcel Energy                  Com                  98389B100    606    33375      33375     0       0        33375        0         0

